Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 92.3%
Aerospace/Defense - 3.0%
General Dynamics Corp.	21,850	$4,634,385
Lockheed Martin Corp.	11,900	4,630,647
Northrop Grumman Corp.	11,250	4,161,375
		13,426,407
Agriculture - 1.1%
Philip Morris International, Inc.	47,600	4,895,660

Beverages - 4.3%
Brown-Forman Corp. - Class B (a)	58,600	3,951,398
Monster Beverage Corp. (b)	44,400	3,850,368
PepsiCo, Inc.	36,183	6,278,474
The Coca-Cola Co.	91,500	5,582,415
		19,662,655
Biotechnology - 1.9%
Amgen, Inc.	19,350	4,395,159
Gilead Sciences, Inc.	64,200	4,409,256
		8,804,415
Chemicals - 1.7%
Linde PLC	11,900	3,792,292
The Sherwin-Williams Co.	13,250	3,796,258
		7,588,550
Commercial Services - 1.7%
Automatic Data Processing, Inc.	19,100	3,937,847
Moody's Corp.	10,450	3,584,350
		7,522,197
Computers - 0.9%
Accenture PLC - Class A	12,200	4,313,676

Cosmetics/Personal Care - 2.6%
Colgate-Palmolive Co.	71,891	5,927,413
The Procter & Gamble Co.	37,800	6,065,010
		11,992,423
Distribution/Wholesale - 0.8%
Fastenal Co.	68,150	3,862,742

Diversified Financial Services - 1.8%
Intercontinental Exchange, Inc.	35,550	4,502,763
Nasdaq, Inc.	20,000	3,584,200
		8,086,963
Electric - 18.7%
Alliant Energy Corp.	78,500	4,699,010
Ameren Corp. (a)	53,850	4,778,649
American Electric Power Co., Inc. (a)	58,750	5,311,000
CMS Energy Corp.	73,200	4,712,616
Consolidated Edison, Inc.	58,350	5,044,357
Dominion Energy, Inc. (a)	59,700	4,815,402
DTE Energy Co.	40,450	4,871,393
Duke Energy Corp.	48,150	5,058,639
Entergy Corp.	38,600	4,314,322
Evergy, Inc.	66,450	4,316,592
Eversource Energy	48,650	4,353,688
Exelon Corp.	80,500	4,664,975
PPL Corp.	147,000	4,362,960
Public Service Enterprise Group, Inc.	70,550	4,693,692
Sempra Energy	32,100	4,434,936
Southern Co.	77,350	5,375,052
WEC Energy Group, Inc. (a)	47,600	4,619,104
Xcel Energy, Inc.	67,650	4,712,499
		85,138,886
Electrical Components & Equipment - 0.9%
AMETEK, Inc.	30,250	4,137,293

Electronics - 1.7%
Agilent Technologies, Inc.	26,100	3,636,252
Amphenol Corp.	49,850	3,967,561
		7,603,813
Environmental Control - 2.1%
Republic Services, Inc.	36,850	4,704,271
Waste Management, Inc.	31,800	4,783,992
		9,488,263
Food - 8.9%
Conagra Brands, Inc. (a)	126,150	4,384,974
General Mills, Inc.	68,850	4,728,618
Hormel Foods Corp.	94,050	4,464,553
Kellogg Co. (a)	70,850	4,463,550
McCormick & Co., Inc.	59,700	5,988,507
Mondelez International, Inc.	88,750	5,948,913
The Hershey Co.	31,306	6,169,473
The JM Smucker Co. (a)	31,300	4,400,154
		40,548,742
Gas - 1.0%
NiSource, Inc. (a)	157,750	4,603,145

Healthcare-Products - 1.9%
Abbott Laboratories	31,150	3,970,379
Baxter International, Inc.	57,150	4,882,896
		8,853,275
Healthcare-Services - 0.9%
Quest Diagnostics, Inc.	28,750	3,881,825

Household Products/Wares - 2.3%
Church & Dwight Co., Inc. (a)	54,100	5,553,365
Kimberly-Clark Corp.	36,600	5,037,990
		10,591,355
Insurance - 5.2%
Arthur J Gallagher & Co.	27,050	4,272,277
Berkshire Hathaway, Inc. - Class B (b)	17,750	5,556,105
Brown & Brown, Inc.	66,050	4,377,794
Marsh & McLennan Cos., Inc.	30,350	4,662,974
The Allstate Corp.	38,050	4,591,494
		23,460,644
Internet - 0.8%
VeriSign, Inc. (b)	17,350	3,768,073

Machinery-Diversified - 2.6%
Dover Corp.	23,450	3,984,390
IDEX Corp.	17,200	3,705,568
Otis Worldwide Corp.	48,000	4,100,640
		11,790,598
Miscellaneous Manufacturing - 1.9%
3M Co.	24,100	4,001,082
Illinois Tool Works, Inc. (a)	19,900	4,655,008
		8,656,090
Pharmaceuticals - 5.0%
Becton Dickinson and Co.	18,550	4,714,297
Bristol-Myers Squibb Co.	70,850	4,597,456
Johnson & Johnson	34,600	5,961,234
Merck & Co., Inc.	48,550	3,955,854
Zoetis, Inc.	18,550	3,706,105
		22,934,946
Retail - 7.1%
Costco Wholesale Corp. (a)	9,400	4,748,222
Dollar General Corp.	18,550	3,867,304
McDonald's Corp.	21,450	5,565,202
O'Reilly Automotive, Inc. (b)	6,500	4,236,375
The Home Depot, Inc.	11,650	4,275,317
Walmart, Inc.	35,150	4,914,322
Yum! Brands, Inc.	36,050	4,512,379
		32,119,121
Software - 4.8%
Broadridge Financial Solutions, Inc. (a)	24,650	3,924,773
Cerner Corp.	63,400	5,782,080
Microsoft Corp. (a)	11,900	3,700,662
Paychex, Inc.	36,600	4,310,016
Roper Technologies, Inc.	9,000	3,934,440
		21,651,971
Telecommunications - 4.2%
AT&T, Inc.	180,300	4,597,650
Cisco Systems, Inc.	77,050	4,289,373
Motorola Solutions, Inc.	16,950	3,931,383
Verizon Communications, Inc.	114,600	6,100,158
		18,918,564
Transportation - 1.7%
Expeditors International of Washington, Inc. (a)	33,950	3,886,596
Union Pacific Corp.	16,300	3,986,165
		7,872,761
Water - 0.8%
American Water Works Co., Inc.	23,350	3,754,680
TOTAL COMMON STOCKS (Cost $432,143,014)		419,929,733

REAL ESTATE INVESTMENT TRUSTS - 7.5%
Alexandria Real Estate Equities, Inc.	21,750	4,237,770
American Tower Corp.	14,850	3,734,775
Crown Castle International Corp.	23,450	4,279,859
Duke Realty Corp.	75,350	4,353,723
Mid-America Apartment Communities, Inc.	21,450	4,433,286
Prologis, Inc.	27,700	4,343,914
Public Storage	12,850	4,607,111
Realty Income Corp.	57,800	4,011,898
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,366,528)		34,002,336

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$429,522	429,522
TOTAL SHORT-TERM INVESTMENTS (Cost $429,522)		429,522

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	32,075,588	32,075,588
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,075,588)		32,075,588

Total Investments (Cost $501,014,652) - 107.0%		486,437,179
Liabilities in Excess of Other Assets - (7.0)%		(31,796,882)
TOTAL NET ASSETS - 100.0%		$454,640,297

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $31,650,687 or 7.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 419,929,733	$ -	$ -	$ -	$ 419,929,733
Real Estate Investment Trusts	34,002,336	-	-	-	34,002,336
Short-Term Investments	429,522	-	-	-	429,522
Investments Purchased with Proceeds from Securities Lending	-	-	-	32,075,588	32,075,588
Total Investments in Securities	$ 454,361,591	$ -	$ -	$ 32,075,588	$ 486,437,179
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.